Business Combinations and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Unaudited Pro Forma Financial Information

in millions, except per share data for the years ended,	2010	2009
Revenue	$980.7	$1,226.8
Net income attributable to Federated Investors, Inc.	$186.6	$211.5

Earnings per share – Basic and Diluted
Net income attributable to Federated Investors, Inc.	$1.80	$2.06